MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ 33,000
Operating profit / (loss) before tax	28,739	$ 9,604	$ 9,484
Operating profit / (loss) before tax excluding negative goodwill	1,000
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	1,500
Increase (decrease) in CET1 capital through deferred tax assets on temporary differences	1,900
Increase (decrease) in CET1 capital through accruals for proposed dividends	2,200
Increase (decrease) in CET1 capital through changes in compensation- and own share-related capital components	300
Current tax expense / (benefit)	1,600
Increase (decrease) in CET1 capital through share repurchases under share repurchase program	(1,300)
Loss-absorbing AT1 capital	13,900
Increase (decrease) in loss-absorbing AT1 capital	1,000
Decrease in AT1 capital through call of capital instruments	3,000
Increase in AT1 capital through issuance of capital instruments	3,500
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	106,600
Increase (decrease) in gone concern loss-absorbing capacity	60,100
Gone concern loss-absorbing capacity	107,100
Credit Suisse
Disclosure Of Capital Management [Line Items]
Operating profit / (loss) before tax	27,748
Increase (decrease) in CET1 capital through business combination	34,900
Transitional CET1 purchase price allocation adjustments, net of tax, included in increase of CET1 through business combination	5,000
Increase (decrease) in CET1 capital through amortization of transitional CET1 purchase price allocation adjustments, net of tax	$ 700